Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation
Share-based compensation expense	$ 2,227,000	$ 3,423,000	$ 1,661,000
Share-based compensation reclassified from liability to additional paid-in capital	1,770,000	451,000	64,000
Share-based compensation recorded as liability	1,235,000	2,241,000
Unrecognized compensation cost	4,773,000
Liability
Share-based Compensation
Share-based compensation expense	764,000	2,336,000	345,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	1,463,000	1,087,000	1,316,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	1,000,000	1,894,000	850,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 1,227,000	$ 1,529,000	$ 811,000